SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements, except as described below.

Note 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent events that would have required adjustment or disclosure in the financial statements.

In connection with the Extraordinary General Meeting held on March 31, 2026, holders of 2,437,288 ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.38 per share, for an aggregate redemption of approximately $25,302,079. The redemption payments were settled in April 2026.

Further, on June 30, 2026, the Company caused an additional amount of $450,000 to be deposited into the Trust Account in order to pay the extension contribution to extend the time that it has to consummate its initial business combination to October 1, 2026. The second extension payment was loaned to the Company by Isdera HK Limited, an affiliate of Isdera Group.